Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
NET SALES
Total Net Sales	$ 5,309,907	$ 5,525,384	$ 7,971,224	$ 8,309,566
COST OF SALES
Total Cost of Sales	3,523,831	4,134,796	5,820,183	6,097,140
Gross Profit	1,786,076	1,390,588	2,151,041	2,212,426
OPERATING EXPENSES
Sales and Marketing	3,758,713	4,563,346	5,938,315	6,441,449
General and Administrative	4,632,016	6,003,594	7,477,285	7,598,319
Total Operating Expenses	8,390,729	10,566,940	13,415,600	14,039,768
Operating Loss	(6,604,653)	(9,176,352)	(11,264,559)	(11,827,342)
OTHER INCOME/(EXPENSE)
Interest Expense	(1,897,299)	(1,892,563)	(2,526,740)	(2,611,371)
Gain on investments	3,421,222
Change in Fair Value of Convertible Notes	8,324,198	(20,230,983)	(22,764,854)	2,117,636
Change in Fair Value of Warrant Liabilities	1,734,308	(345,709)	(240,159)	148,364
Change in fair value of contingency liability	457,127
Other Income	656	3,865	4,892	(87,402)
Total Other Income/(Expense)	12,040,212	(22,465,390)	(25,526,860)	(432,773)
Income/(Loss) Before Income Taxes	5,435,559	(31,641,742)	(36,791,419)	(12,260,115)
Income Taxes	(9,150)		(7,000)	(8,101)
Net Income/(Loss)	$ 5,426,409	$ (31,641,742)	$ (36,798,419)	$ (12,268,216)
Net Income/(Loss) Per Share, Basic (in Dollars per share)	$ 12.37	$ (82.94)	$ (96.45)	$ (32.18)
Weighted Average Common Shares Outstanding, Basic (in Shares)	428,558	381,518	381,543	381,266
Net Income/(Loss) Per Share, Diluted (in Dollars per share)	$ (3.12)	$ (82.94)	$ (96.45)	$ (32.18)
Weighted Average Common Shares Outstanding, Diluted (in Shares)	4,579,822	381,518	381,543	381,266
Products
NET SALES
Total Net Sales	$ 4,051,087	$ 3,372,935	$ 5,136,482	$ 5,228,682
COST OF SALES
Total Cost of Sales	3,428,979	3,459,750	4,963,176	5,245,106
Services
NET SALES
Total Net Sales	1,258,820	2,152,449	2,834,742	3,080,884
COST OF SALES
Total Cost of Sales	$ 94,852	$ 675,046	$ 857,007	$ 852,034